Concentration (Tables)	12 Months Ended
Feb. 28, 2026
Risks and Uncertainties [Abstract]
Schedules of Concentrations of Continuing Operations

As of February 28, 2025 and 2026, the customers who accounted for 10% or more of accounts receivable are presented as follows:

	As of
	February 28,		February 28,
	2025		2026
	RMB	%	RMB	USD	%
Customer A	*	*	611	89	20%
Customer B	*	*	457	67	14%
Customer C	*	*	386	56	12%
Customer D	438	22%	*	*	*
Customer E	274	13%	*	*	*
Total	712	35%	1,454	212	46%

*Represented the percentage below 10%

(b)Major suppliers:

For the years ended February 29, 2024, February 28, 2025 and 2026, the suppliers who accounted for 10% or more of total cost of revenues are presented as follows:

	For the Years Ended
	February 29,		February 28,		February 28,
	2024		2025		2026
	RMB	%	RMB	%	RMB	USD	%
Supplier G	—	—	33,845	17%	33,694	4,913	18%
Total	—	—	33,845	17%	33,694	4,913	18%

*Represented the percentage below 10%

As of February 28, 2025 and 2026, the suppliers who accounted for 10% or more of accounts payable are presented as follows:

	As of
	February 28,		February 28,
	2025		2026
	RMB	%	RMB	USD	%
Supplier G	2,136	57%	945	138	31%
Supplier H	796	21%	*	*	*
Supplier I	—	—	844	123	28%
Total	2,932	78%	1,789	261	59%

*Represented the percentage below 10%